UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
           --------------------------------------------------
Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY               8/7/09
       ------------------------   --------------------------  ---------------
             [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              7
                                               -------------

Form 13F Information Table Value Total:           $45,424
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4      UMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------ ---------------- ---------- -------- ----------------- ---------- ---------- ----------------------
                                                             VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
      NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION  MANAGERS     SOLE   SHARED NONE
------------------------------ ---------------- ---------- -------- -------- --- ---- ---------- ---------- --------- ------ -----
DESARROLLADORA HOMEX S A DE     SPONSORED ADR   25030W100    1,157    41,500 SH           SOLE                41,500
ISHARES INC                     MSCI BRAZIL     464286400      232     4,386 SH           SOLE                 4,386
ISHARES INC                     MSCI MEX INVEST 464286822    2,212    60,000 SH  PUT      SOLE                60,000
ISHARES TR                      MSCI EMERG MKT  464287234   13,375   415,000 SH           SOLE               415,000
ISHARES TR                      MSCI EMERG MKT  464287234   16,115   500,000 SH  CALL     SOLE               500,000
SPDR GOLD TRUST                 GOLD SHS        78463V107    9,118   100,000 SH  CALL     SOLE               100,000
SUNTECH PWR HLDGS CO LTD        ADR             86800C104    3,215   180,000 SH           SOLE               180,000
